Organization and Summary of Significant Accounting Policies - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current warrant and derivative liabilities	[1]			$ 68,518	$ 0
Payroll-related accruals		$ 8,547		5,771	1,834
Current operating lease liabilities		834	$ 166
Accrued interest		298
Other current liabilities		3,403		1,847	797
Accrued expenses and other current liabilities		$ 13,082	$ 76,302	$ 76,136	$ 2,631

[1]	Refer to Note 6 “Warrants and Derivatives” for further discussion.